Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Company’s fiscal year ends on March 31st of each year.

Reclassification of Presentation in Consolidated Balance Sheets
Reclassification of Presentation in Consolidated Balance Sheets
Finance lease right-of-use assets that were previously included in property and equipment, net have been reclassified to finance lease right-of-use assets on the Consolidated Balance Sheets to conform to current period presentation. See Notes 8 - Property and Equipment, Net and 9 - Leases for further details. Finance lease liabilities continue to be included in other current liabilities and other non-current liabilities on the Consolidated Balance Sheets.

Principles of Consolidation
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.

Foreign Currency
Foreign Currency
The accompanying consolidated financial statements are presented in U.S. dollar (“USD”), which is the Company’s functional and reporting currency. For most of the Company’s international operations, the local currency has been determined to be the functional currency of the respective entity.
For transactions entered into in a currency other than its functional currency, monetary assets and liabilities are remeasured into the functional currency at end-of-period exchange rates. Non-monetary assets and liabilities, along with equity are remeasured at historical exchange rates. Income and expenses are remeasured at exchange rates in effect during each period, except for those expenses related to non-monetary balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency remeasurement are included in other non-operating income (loss), net in the Consolidated Income Statements.
The Company translates functional currency assets and liabilities to their USD equivalents at exchange rates in effect as of the balance sheet date and income and expense amounts at average exchange rates for the period. The USD effects that arise from changing translation rates are recorded in foreign currency translation adjustments in the Consolidated Statements of Comprehensive Income.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.

Concentration of Credit Risk
Concentrations of Credit Risk
Credit risk is the risk of an unexpected loss if a customer or third-party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, short-term investments, derivative financial instruments and accounts receivable. The Company’s maximum exposure to credit risk is limited to the carrying amount of these assets. The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies. The Company further manages its credit risk on liquid funds and derivative financial instruments through diversification of investment type and credit exposures. For accounts receivable, the credit risk is managed through the use of mitigating controls, including the use of credit checks and credit limits on customers. For financial assets (other than accounts receivable), the Company holds positions with an approved list of investment-grade rated counterparties and monitors the exposures and counterparty credit risk on a regular basis. The Company establishes reserves for potential credit losses and such losses have been within Management’s expectations. Credit losses are monitored on a regular basis and have not been material in any year presented.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, short-term deposits and money market funds with original maturities of three months or less that are readily convertible into known amounts of cash and are subject to insignificant risk of changes in value. Cash and cash equivalents are stated at cost, which approximates fair value because the short-term maturity of those instruments.

Short-term Investments
Short-term Investments
Short-term investments represent term deposits with banks with a maturity between three and 12 months. These investments are classified as held-to-maturity as the Company has the intent and ability to hold the investments to maturity. These investments are recorded at amortized cost, net of expected credit losses. Amortization of premiums or accretion of discounts are included in interest income, net in the Consolidated Income Statements. Accrued interest receivable is included in prepaid and other current assets on the Consolidated Balance Sheets.
Available-For-Sale Debt Securities
The Company holds investments in redeemable convertible preferred shares that are classified as available-for-sale and recorded at fair value within other non-current assets on the Consolidated Balance Sheets. These instruments are not publicly traded and are valued using Level 3 inputs, including discounted cash flow and option-pricing models that incorporate significant unobservable inputs. Unrealized gains and losses from changes in fair value are recognized in other comprehensive income on the Consolidated Balance Sheets. If the fair value of an investment declines below its cost basis and the decline is determined to be credit-related, a loss is recognized in earnings with a corresponding allowance, while non-credit-related losses remain in other comprehensive income. Realized gains and losses are recognized in earnings upon disposition.

Equity Investments
Equity Investments
The Company regularly invests in equity securities of public and private companies to promote business and strategic objectives. Equity investments are measured and recorded as follows:
•Non-marketable equity securities are equity securities without readily determinable fair values and for which the Company does not have the ability to exercise significant influence. Non-marketable equity securities are recorded on the income statement either at fair value on a recurring basis with changes in fair value, whether realized or unrealized; or by election, measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.
•Equity method investments are equity securities in investees in which the Company does not control but has the ability to exercise significant influence. Investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor are also accounted for using the equity method when the Company has more than virtually no influence (i.e., at least 3% to 5% ownership). The Company has elected to account for certain equity method investments under the fair value option. These investments are recorded at fair value with changes in fair value recorded on the income statement. Where the Company has not elected the fair value option, equity method investments are recorded at cost minus impairment, if any, plus or minus the Company’s share of the equity method investees’ income or loss recorded in the income statement.
•Equity investments in publicly listed companies is classified as an equity security with a readily determinable fair value. It is measured and recorded at fair value on a recurring basis, with both realized and unrealized changes in fair value recognized in the Consolidated Income Statements. Fair value is determined based on quoted market prices.
For certain non-marketable equity securities and equity method investments, the Company has elected to apply the net asset value (“NAV”) practical expedient, where NAV is the estimated fair value of the investments. For these securities, estimated fair values are determined based on the indicated market values of the underlying assets or investment portfolios. Income statement activity for all equity investments is recorded in Income (loss) from equity investments, net, in the Consolidated Income Statements.
The carrying values of non-marketable equity securities under the measurement alternative are adjusted for qualifying observable price changes resulting from the issuance of similar or identical securities in an orderly transaction by the same issuer. Determining whether an observed transaction is similar to a security within the Company’s portfolio requires judgment based on the rights and preferences of the securities. Recording upward and downward adjustments to the carrying values of equity securities as a result of observable price changes requires quantitative assessments of the fair values of the Company’s equity securities using various valuation methodologies and involves the use of estimates.
Non-marketable equity securities under the measurement alternative and equity method investments not measured under the fair value option (collectively referred to as “non-marketable equity securities”) are also subject to periodic impairment analysis. The quarterly impairment analysis considers both qualitative and quantitative factors that may have a significant impact on the investee’s fair value. Qualitative factors considered include the investee’s financial condition and business outlook, industry and sector performance, market for technology, operational and financing cash flow activities, and other relevant events and factors affecting the investee. When indicators of impairment exist, the Company prepares quantitative assessments of the fair value of the non-marketable equity securities using both the market and income approaches, which require judgment and the use of estimates, including discount rates, investee revenue and costs, and comparable market data of private and public companies, among others.
Non-marketable equity securities under the measurement alternative are tested for impairment using a qualitative model similar to the model used to test goodwill and other long-lived assets for impairment. Upon determining an impairment may exist, the security’s fair value is calculated and compared to its carrying value and an impairment is recognized immediately if the carrying value exceeds fair value.
Equity method investments not measured under the fair value option are subject to periodic impairment reviews using the other-than-temporary impairment model, which considers the severity and duration of a decline in fair value below cost and the Company’s ability and intent to hold the investment for a sufficient period of time to allow for recovery.
The Company elected the fair value option in accordance with the guidance in ASC 825, Financial Instruments (“ASC 825”) for its investments in Acetone Limited and Ampere. The Company initially computed the fair value for its investments consistent with the methodology and assumptions that market participants would use in their estimates of fair value with the assistance of a third-party valuation specialist or based on inputs from the investee. The fair value computation is updated on a quarterly basis. The investments are classified within Level 3 in the fair value hierarchy because the Company estimates the fair value of the investments using the (i) the market-calibration approach based on the guideline public company method, (ii) subject to availability of sufficient information, the income approach based on the discounted cash flow method, or (iii) the probability-weighted, expected return (“PWER”) approach.
The market-calibration approach considers valuation multiples that are calibrated to the valuation as of the prior valuation date (i.e., quarterly) based on: (a) changes in the broader market or industry; (b) changes in the guideline public companies; and (c) changes in the company’s operating and financial performance. The fair value computation under this approach includes a key assumption for the range of valuation multiples (i.e., enterprise value or revenue), which requires significant professional judgment by the valuation specialist and is based on observable inputs (e.g., market data) and unobservable inputs (e.g., market participant assumptions).
The PWER approach is based on discrete future exit scenarios to determine the value of various equity securities. Under the PWER approach, the share value today is based on the probability-weighted, present value of expected future distributions, taking into account the rights and preferences of each debt and equity class. The Company considers an initial public offering scenario, a sale scenario, and a scenario assuming continued operation as a private entity for future exit scenarios. The fair value computation under this approach includes key assumptions for time to liquidity outcomes, discount rate, and present value factors.

Loans Receivable and Convertible Loans Receivable
Loans Receivable
Loans receivable consist of term loans to a related party and other entities. The term loans are recorded at amortized cost, net of allowances for loan losses. The Company maintains an allowance for current expected credit losses to reserve for potentially uncollectible loans receivable. The Company measures interest income for all loans receivable using the interest method, which is based on the effective yield of the loans rather than the stated coupon rate. The Company classifies loans receivable in other non-currents assets on the Consolidated Balance Sheets.
Convertible Loans Receivable
Convertible loans receivable consisted of convertible loans to certain entities. The Company elected to apply the fair value option to account for such convertible loans receivable. Under the fair value option, such convertible loans receivable were measured initially and subsequently at fair value with changes in fair value recorded in other non-operating income (loss), net in the Consolidated Income Statements. Convertible loans receivable were included in other non-current assets on the Consolidated Balance Sheets. As of March 31, 2026, the Company had no outstanding convertible loans receivable, as all such balances were settled in full during the fiscal year ended March 31, 2026.

Available-For-Sale Debt Securities
Short-term Investments
Short-term investments represent term deposits with banks with a maturity between three and 12 months. These investments are classified as held-to-maturity as the Company has the intent and ability to hold the investments to maturity. These investments are recorded at amortized cost, net of expected credit losses. Amortization of premiums or accretion of discounts are included in interest income, net in the Consolidated Income Statements. Accrued interest receivable is included in prepaid and other current assets on the Consolidated Balance Sheets.
Available-For-Sale Debt Securities
The Company holds investments in redeemable convertible preferred shares that are classified as available-for-sale and recorded at fair value within other non-current assets on the Consolidated Balance Sheets. These instruments are not publicly traded and are valued using Level 3 inputs, including discounted cash flow and option-pricing models that incorporate significant unobservable inputs. Unrealized gains and losses from changes in fair value are recognized in other comprehensive income on the Consolidated Balance Sheets. If the fair value of an investment declines below its cost basis and the decline is determined to be credit-related, a loss is recognized in earnings with a corresponding allowance, while non-credit-related losses remain in other comprehensive income. Realized gains and losses are recognized in earnings upon disposition.

Fair Value Measurement
Fair Value Measurement
The Company measures certain assets and liabilities at fair value, either upon initial recognition or for subsequent accounting or reporting. Fair value is defined as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, as well as assumptions that market participants would use when pricing the asset or liability. When estimating fair value, depending on the nature and complexity of the asset or liability, the Company may use one or all of the following techniques:
•Income approach, which is based on the present value of a future stream of net cash flows.
•Market approach, which is based on market prices and other information from market transactions involving identical or comparable assets or liabilities.
•Cost approach, which is based on the cost to acquire or construct comparable assets, less an allowance for functional and/or economic obsolescence.
Fair value disclosures are classified based on the fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:
•Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•Level 2 - Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data by correlation or other means.
•Level 3 - Prices or valuation techniques requiring inputs that are both significant to the fair value measurement and unobservable.

Business Combinations
Business Combinations
The Company uses the acquisition method of accounting for business combinations, which requires separate recognition of assets acquired and liabilities assumed from goodwill, based on their estimated fair values at the time of acquisition. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the fair value of any non-controlling interests in the acquiree over the net of the estimated acquisition date fair values of the assets acquired and liabilities assumed. The estimates and assumptions used in valuing intangible assets include, but are not limited to, the amount and timing of projected future cash flows, discount rate used to determine the present value of these cash flows and the useful lives of the assets. Although the Company’s fair value estimates are based upon assumptions believed to be reasonable, these estimates and assumptions are inherently uncertain and subject to refinement.
As a result, during the measurement period up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon conclusion of the measurement period or final determination of fair values of the purchase price of an acquisition, whichever comes first, any subsequent adjustments are recorded in earnings in the Consolidated Income Statements. Acquisition-related expenses are recognized separately from the business combination and expensed as incurred.

Goodwill
Goodwill
Goodwill represents the excess of cost over the fair value of net assets acquired in a business combination. Goodwill is tested for impairment annually during the fourth fiscal quarter or during interim periods whenever events and circumstances indicate an impairment may have occurred. The identification and measurement of goodwill impairment involves the estimation of fair value at the Company’s reporting unit level, which is the same or one level below the operating segment level. The Company determined it has one reporting unit.
The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.
The Company completed its annual goodwill impairment test in the fourth fiscal quarter of the fiscal year ended March 31, 2026. After conducting a qualitative review, the Company concluded that it was more likely than not that the fair value was more than the carrying value of the Company’s single reporting unit. Accordingly, there was no indication of impairment.

Intangible Assets, Net and Software Development Costs and Acquired Intangible Software
Intangible Assets, Net
Intangible assets primarily represent acquired intangible assets including those acquired separately, such as computer software and purchased patents and licenses to use technology, as well as those acquired through business combinations such as developed technology and customer relationship assets.
The Company initially records intangible assets acquired in a business combination at their estimated fair value. Intangible assets are reported net of accumulated amortization and any accumulated impairment losses, and are amortized over their estimated useful lives at amortization rates that are proportionate to each asset’s estimated economic benefit.
Amortization of intangible assets is recorded in either cost of sales, research & development or selling, general and administrative expenses in the Consolidated Income Statements depending on the nature of the underlying asset and uses by the Company.
The cost of intangible assets is amortized and recorded on the income statement on a straight-line basis over the estimated useful lives of the underlying assets. Useful lives are reviewed each year and adjustments are made, where applicable, on a prospective basis.
Software Development Costs and Acquired Intangible Software
The Company has not historically capitalized software development costs for software to be sold, leased or otherwise marketed as the time and cost incurred between technological feasibility and product release has been determined to be immaterial. As such, these development costs are generally recognized as incurred in research and development expenses in the Consolidated Income Statements.
The Company capitalizes certain development costs related to software acquired, developed or modified for internal use, along with certain costs incurred in connection with the implementation of internal use software. Costs related to certain application development activities, such as personnel and related employee benefits expenses for employees who are directly associated with and who devote time to the project, are subject to capitalization. Internal-use software is capitalized when management has authorized and committed to funding the software project and it is probable that the project will be completed, and the software will be used to perform the function intended. Amortization begins once the software is ready for its intended use, and amortization expense is generally recognized on a straight-line basis over the software’s estimated useful life between three and five years.
Capitalized costs related to internal use software, net of accumulated amortization, are included in intangible assets, net on the Consolidated Balance Sheets and amortization expense is recognized in research and development and selling, general and administrative expenses in the Consolidated Income Statements.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost net of accumulated depreciation and impairment losses. Cost comprises expenditures directly attributable to the purchase of the asset. Assets are depreciated to their estimated residual value, on a straight-line basis, over the estimated useful life of the underlying asset. Estimated useful lives and residual values are reviewed at each reporting date. Depreciation on property and equipment is recorded in cost of sales, research and development or selling, general and administrative expenses in the Consolidated Income Statements depending on the nature of the underlying asset and uses by the Company.
An item of property or equipment is written off either upon disposal or when there is no expected future economic benefit from its continued use. Gain or loss on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the Consolidated Income Statements in the year the asset is derecognized.

Impairment of Long-lived Assets Other than Goodwill
Impairment of Long-lived Assets Other than Goodwill
The Company reviews long-lived assets other than goodwill for impairment when facts or circumstances indicate the carrying amount of an asset or asset group may not be recoverable. If impairment indicators are present and the estimated future undiscounted cash flows are less than the carrying value of the assets, the carrying values are reduced to the estimated fair value. Fair value is determined based on quoted market values, discounted cash flows, or external appraisals, as applicable. Impairment losses are recorded in impairment of long-lived assets in the Consolidated Income Statements.

Leases
Leases
The Company determines if an arrangement is a lease, or contains a lease, at the inception or modification date of the arrangement and evaluates whether the lease is an operating lease or a finance lease. An arrangement is or contains a lease if there are identified assets and the right to control the use of an identified asset is conveyed for a period in exchange for consideration. Control over the use of the identified assets means the lessee has both the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset. Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments over the lease term.
Operating lease right-of-use assets and lease liabilities are measured at the lease commencement date based on the present value of the remaining lease payments over the lease term, discounted using the Company’s incremental borrowing rate, which approximates the interest rate at which the Company could borrow on a collateralized basis with similar terms and payments and in similar economic environments. Operating lease right-of-use assets also include initial direct costs incurred and prepaid lease payments, minus any lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. All lease and non-lease components, principally common area maintenance costs, are combined in determining operating lease right-of-use assets and lease liabilities. Operating lease expense is recognized on a straight-line basis over the lease term. Operating leases are included in operating lease right-of-use assets, operating lease liabilities, and non-current portion of operating lease liabilities on the Company’s Consolidated Balance Sheets. The Company recognizes operating right-of-use assets and operating lease liabilities for lessee operating leases other than those with a term of 12 months or less as the Company has elected to apply the short-term lease recognition exemption.
The Company recognizes a lease as a finance lease if it transfers substantially all the risks and rewards incidental to ownership at the inception of the lease. Finance lease right-of-use assets that were previously included in property and equipment, net have been reclassified to finance lease right-of-use assets on the Consolidated Balance Sheets. Finance lease liabilities continue to be included in other current liabilities and other non-current liabilities on the Consolidated Balance
Sheets. Finance lease assets are amortized on a straight-line basis over the lease term, with the interest component included in interest expense and recognized using the effective interest method over the lease term.

Asset Retirement Obligations
Asset Retirement Obligations
An asset retirement obligation (“ARO”) is recorded as appropriate on assets for which the Company has a legal obligation to retire. The Company records a liability for an ARO and the associated asset retirement cost at the time the underlying asset is acquired and put into service. Subsequent to the initial measurement of the ARO, the obligation is adjusted at the end of each period to reflect the passage of time and changes in the estimated future cash flows underlying the obligation, if any. Over time, the liability is accreted to its present value and the capitalized cost is depreciated over the estimated useful life of the asset. The Company has recognized AROs for contractually mandated removal of leasehold improvements.

Derivative Financial Instruments and Hedge Activities
Derivative Financial Instruments and Hedge Activities
The Company uses derivative financial instruments, specifically foreign currency forward contracts, to mitigate exposure from certain foreign currency risk arising from operating expenses within research and development and selling, general and administrative expenses that are denominated in foreign currency, predominantly British Pound Sterling (“GBP”). These contracts are designated as cash flow hedges for hedge accounting treatment. Gains or losses on the contracts are recorded in accumulated other comprehensive income (loss) and reclassified to operating expenses when the related operating expenses are recognized in net income (loss) or ineffectiveness should occur.
All derivatives are recorded at fair value as either an asset or liability. For derivatives not designated as hedges, adjustments to reflect changes in the fair value of the derivatives are included in earnings in other non-operating income (loss), net in the Consolidated Income Statements.
All foreign currency forward contracts were designated as cash flow hedges in designated hedging relationships with the forecasted foreign denominated cash flows as the hedged transactions. The maximum length of time over which the Company is hedging its exposure to the variability in future foreign denominated cash flows is 12 months. For cash flow hedges that qualify and are designated for hedge accounting, the change in fair value of the derivative is recorded in the net change in fair value of the effective portion of designated cash flow hedges on the Consolidated Statements of Comprehensive Income, and subsequently recognized in research and development and selling, general and administrative expenses in the Consolidated Income Statements when the hedged transaction affects earnings.
The Company classifies all derivative assets and liabilities for designated and non-designated derivatives in prepaid expenses and other current assets and other current liabilities on the Consolidated Balance Sheets. The Company classifies cash flows from the settlement of effective cash flow hedges for designated and non-designated derivatives in the same category as the cash flows from the related hedged items in operating activities on the Consolidated Statements of Cash Flows. The foreign currency forward contracts are classified under Level 2 of the fair value hierarchy. See Note 13 - Fair Value.
Currency Exchange Contracts
For currency exchange contracts, these contracts are valued at the present value of future cash flows based on forward exchange rates at the balance sheet date.
Revenue Recognition
Revenue Recognition
The Company recognizes revenues for the transfer of products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those products or services. The principle is achieved through the following five-step approach:
•Identification of the contract with the customer
•Identification of the performance obligations
•Determination of the transaction price
•Allocation of the transaction price to the performance obligations in the contract
•Recognition of revenue when, or as, the Company satisfies a performance obligation
Revenue for the Company’s major product offerings consists of the following:
License and Other Revenue
•Intellectual property license — The Company generally licenses IP under non-exclusive license agreements that provide usage rights for specific applications for a finite or perpetual term. These licenses are made available electronically to address the customer-specific business requirements. These arrangements generally have distinct performance obligations that consist of transferring the licensed IPs, version extensions of architecture IP or releases of specified IPs, and support services. Support services consist of a stand-ready obligation to provide technical support, patches, and bug fixes over the support term. Where arrangements include royalty buydowns or upfront minimum royalty commitments, the Company treats them as fixed contract consideration under licensing revenue. Revenue allocated to the IP license is recognized at a point in time upon the delivery or beginning of the license term, whichever is later. Revenue allocated to distinct version extensions of architecture IP or releases of specified IP, excluding when-and-if-available minor updates over the support term, are recognized at a point in time upon the delivery or beginning of license term, whichever is later.
Certain license agreements provide customers with the right to access a library of current and future IPs on an unlimited basis over the contractual period depending on the terms of the applicable contract. These licensing arrangements represent stand-ready obligations in that the timing of the delivery of the underlying IPs is within the control of the customer and the extent of use in any given period does not diminish the remaining performance obligation. The contract consideration related to these arrangements is recognized ratably over the term of the contract in line with when the control of the performance obligations is transferred.
Certain subscription license agreements include unspecified future IPs that are provided on a when-and-if-available basis, representing a stand-ready obligation. The contract consideration allocated to the stand-ready obligation is recognized on a ratable basis over the term of the contract, commencing upon the later of the effective date of the agreement and the transfer of the initial available IP license.
•Software sales, including development systems — Sales of software, including development systems, which are not specifically designed for a given license (such as off-the-shelf software), are recognized upon delivery when control has been transferred and the customer can begin to use and benefit from the license.
•Professional services — Services (such as training, professional and design services) that the Company provides, which are not essential to the functionality of the IP, are separately stated and priced in the contract and accounted for separately. Training revenue is recognized as services are performed. Revenue from professional and design services is recognized over time using an input method based on engineering labor hours expended to date relative to the estimated total effort required. For such professional and design services, the Company has an enforceable right to payment for performance completed to date, which includes a reasonable profit margin and the performance of such services does not create an asset with an alternative use. In certain arrangements, the Company also provides customers with professional and design services, as a stand-ready obligation, that are recognized on a ratable basis over the term of the contract.
•Support and maintenance — Support and maintenance is a stand-ready obligation to the customer that is both provided and consumed simultaneously. Revenue is recognized on a straight-line basis over the period for which support and maintenance is contractually agreed pursuant to the license.
•Third party arrangements — In certain arrangements, the Company arranges for third parties to provide products or services to customers. Revenue is recognized on a gross basis when the Company controls the product or service, and on a net margin basis when it acts as an agent. In agent arrangements, control passes directly from the third party to the customer, and the Company bears no inventory or performance risk.
Royalty Revenue
For most IP license agreements, royalties are collected on products that incorporate the Company’s IP. The Company applies the royalty exception, under which revenue is recognized when the subsequent sale or usage occurs, assuming control of the license to which the royalty relates has transferred to the customer. Accordingly, royalties are recognized on an accrual basis in the quarter in which the customer ships their products, based on the Company’s technology that it contains. This estimation process for the royalty revenue accrual is based on a combination of methodologies, including the use of historical sales trends and macroeconomic factors for predictive analysis, the analysis of customer royalty reports and their sales trends and forecasts, as well as data and forecasts from third-party industry research providers. Data considered includes revenue, unit shipments, average selling price, product mix, market share and market penetration. Adjustments to revenue are required in subsequent periods to reflect changes in estimates as new information becomes available, primarily resulting from actual amounts subsequently reported by the licensees in the period following the accrual, including royalty audit resolutions.
Significant Judgments
Identification of the Contract with the Customer
The Company accounts for a contract as a revenue contract when all of the following criteria are met:
•The contract has been approved in writing by the parties to the contract, and the parties are committed to perform their respective obligations;
•The Company can identify each party’s rights regarding goods or services to be transferred;
•The Company can identify the payment terms for the goods or services to be transferred;
•Contracts have commercial substance; and
•It is probable that the Company will collect substantially all of the consideration to which it will be entitled, in exchange for the goods or services to be transferred to the customer.
The Company sometimes enters into multiple contracts with the same customer that are treated, for accounting purposes, as one contract if the contracts are entered into at, or near, the same time and are interrelated. Judgment is required in evaluating whether various contracts are interrelated, which includes considerations as to whether they were negotiated as a package with a single commercial objective, whether the amount of consideration on one contract is dependent on the performance of the other contract, or if some, or all, obligations in the contracts constitute a single performance obligation.
New arrangements with existing customers can be based on either a new contract or the modification of prior contracts. The Company’s judgment in making this determination considers whether there is a connection between the new arrangement and the pre-existing contracts, whether the services under the new arrangement are highly interrelated with the products and services provided under prior contracts, and how the products and services under the new arrangement are priced.
The Company sometimes enters into non-cancellable and non-refundable committed funds arrangements from customers, where the parties have ongoing negotiations. Judgment is required in evaluating whether all rights and obligations of the arrangement are determined and enforceable.
Judgment is also required in determining whether collectability of substantially all of the consideration is probable. The Company assesses this through credit checks, past payment history or based on outstanding payments.
Identification of the Performance Obligations
Customer contracts often include various products and services as outlined in the summary of major product groups above. Typically, these products and services qualify as separate performance obligations, and a portion of the contractual value is allocated to them. Judgment is required, however, in determining whether a good or service is considered a separate performance obligation.
When selling licenses or services, the Company frequently grants customers the choice to acquire additional rights, goods or services (for example, renewals of offerings, version extensions through term renewals, additional future products, or additional volumes of purchased license). The Company also utilizes forward looking information such as product roadmaps and other marketing materials in identifying performance obligations for IPs or version extensions of architecture
IP under development or future products, and in determining if implicit promises or material right exist in certain long-term contracts.
In a typical licensing arrangement, the Company either licenses implementation IP or architecture IP. When implementation IP is licensed, the Company promises to provide all developed and undeveloped IP over the license term based on the terms of the contract entered into with the customer. Products are delivered to the customer based on the Company’s product roadmap and each IP is generally identified as a separate performance obligation. In a subscription contract, the undeveloped IP in the contract also includes an implied promise to deliver implementation IP that will be developed and become available during the contract term but is not on the product roadmap at contract inception and undeveloped IPs are identified as a single performance obligation.
When architecture IP is licensed, the Company promises to provide the available architecture IPs as well as all future version extensions of the architecture IP over the contract term which could range from 3 to 20 years. These version extensions may take one of two forms:
•Specified version extensions that are expected to be released over the next 2-3 years and are identified in the Company’s product roadmap, or;
•Implicit version extensions that the Company believes, based on historical data, will be developed in the period beyond the years covered by the product roadmap and will be delivered to the customer as and when released.
These version extensions represent promises to deliver distinct products and have a discernable release pattern, based on the Company’s established practice every year over the license term. When version extensions of architecture IP are promised along with a license to available architecture IP, a portion of the overall transaction price is allocated to the available architecture license while the remaining portion relating to future extensions is deferred until those extensions are delivered and become available for use.
Amounts allocated to the IP license including version extensions of an architecture license or releases of an implementation license are each recognized at a point in time upon the delivery or beginning of license term, whichever is later.
Determination of Transaction Price
The Company applies judgment when determining the amount of consideration it expects to be entitled to in exchange for transferring promised goods or services to a customer. This includes estimates as to whether, and to what extent, subsequent concessions or payments may be granted to customers, which release customers from their obligations to pay contractual fees. In this judgment, historical trends are considered with respect to both the specific customer and broader Company trends. The Company estimates the transaction price based on the amount expected to be received for transferring the promised goods or services in the contract. Consideration payable to a customer is accounted for as a reduction of the transaction price and, therefore, of revenue unless the payment to the customer is in exchange for a distinct good or service that the customer transfers to the Company. The transaction price also excludes amounts collected on behalf of third parties such as sales taxes. The Company’s revenue arrangements may include variable consideration including royalties. Where minimum royalties are agreed with customers and there is no uncertainty of their receipt, the amount is allocated to performance obligations as a part of the transaction price.
The Company considers relevant facts and circumstances in assessing whether a contract contains a significant financing component. Based on the nature of the Company’s revenue arrangements, payment terms generally do not provide a significant financing benefit to either the customer or the Company. The Company applies the practical expedient in ASC 606 and did not evaluate contract terms where the time period between payment and service delivery is one year or less for the existence of a significant financing component. A significant financing component is identified only where contract-specific facts and circumstances indicate that the timing of payments differs significantly from the transfer of goods or services. In such cases, the Company adjusts the transaction price to reflect the time value of money.
Allocation of Transaction Price
Judgment is required when estimating standalone selling prices (SSPs). There is also judgment involved in determining whether the pricing of certain performance obligations is highly variable or uncertain.
Other than support and maintenance, SSPs are usually not directly observable for the Company’s products and services because the Company generally does not sell its products or services on a standalone basis. When separately stated, contractual pricing is highly variable. The Company estimates the SSPs so that the Company allocates the transaction price to each performance obligation in an amount that depicts the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to the customer. The Company allocates royalties entirely to the licenses that give rise to them. When estimating a SSP, the Company considers available information and maximizes the use of observable inputs such as renewal pricing history for the Company’s standardized support and professional service offerings.
For offerings that have highly variable or uncertain pricing and lack substantial direct costs to estimate based on a cost-plus margin approach, the transaction price is allocated by applying a residual approach. This is on the basis that the Company has identified SSP for other performance obligations in the same arrangement. If two or more goods or services in a contract have highly variable or uncertain pricing, then the Company applies a combination of methods to allocate transaction price, including utilizing list prices, contract prices, and engineering effort estimates to develop future IPs, for initial allocation of residual amount of transaction price within such products.
For Arm Total Access arrangements, the Company establishes a separate performance obligation for implicit rights of future products upon contract execution and allocates the total transaction price to each performance obligation based on the price roadmap.
For customer agreements related to long-term licensing of architecture IP, the Company allocates the contract value to each of the performance obligations based on an estimate of the engineering efforts required to deliver the initial version of the IP as well as related future versions, including enhancements and upgrades.
The SSPs of material rights depend on the probability of option exercise. In estimating these probabilities, judgment is utilized when considering historical exercise patterns. The SSPs are reviewed annually or whenever facts and circumstances significantly change. These changes are applied prospectively.
Revenue from Arm China
Arm Technology (China) Co. Limited (“Arm China”) acts as the Company’s exclusive IP distributor in the People’s Republic of China, which, for the purposes of these financial statements, includes the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excludes Taiwan (collectively referred to as the “PRC”), under the intellectual property licensing arrangement (“IPLA”) and subsequent amendments. Arm China directly contracts with end customers with discretion in establishing pricing to sublicense specified IP and Arm Total Access Packages. The Company’s responsibility under the IPLA is to facilitate delivery of a good or service to the end customer in accordance with detailed instructions and other specifications from Arm China. In these cases, Arm China is the customer for the Company. As such, revenue presented by the Company is the net amount calculated as a percentage of license and royalty fees earned by Arm China from sub-license arrangements entered into with end customers. The Company applies the royalty exception, under which revenue is recognized when the subsequent sale or usage occurs, assuming control of the license to which the royalty relates has transferred to the customer. Where the revenue is derived as a percentage of the license fee of Arm China, the Company categorizes that portion as license revenue while the other portion, which represents the Company’s share of Arm China’s royalties, is categorized as royalties.
Contract Balances and Receivables
The Company recognizes accounts receivable in full when it has the contractual right to invoice the customer and begins satisfying the performance obligations over the term of the contract. Judgment is required to determine whether a right to consideration is unconditional and thus qualifies as a receivable. Contract assets are recognized as the performance obligations are satisfied and the Company does not have the contractual right to invoice. Typically, the Company invoices a portion of the fees for IP licenses up front on the effective date of the contract and satisfies a considerable portion of performance obligations. Accrued royalties are included in accounts receivable, net on the Consolidated Balance Sheets. Contract liabilities primarily reflect invoices due, or payments received, in advance of revenue recognition. Periodic fixed fees for software support services, and other multi-period agreements are typically invoiced in advance.
Customer deposits primarily relate to payments received from customers which could be refundable pursuant to the terms of the contract and are in other current liabilities on the Consolidated Balance Sheet.
Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within 60 days. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that its contracts generally do not include a significant financing component. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing products and services, and not to provide or receive financing. Financing components have generally been insignificant in the context of the Company’s contracts; however, where a significant financing component exists, it is separately identified and accounted for.
Allowance for Current Expected Credit Losses
Trade receivables are stated at their net realizable value. The allowance for credit losses reflects the Company’s best estimate of expected credit losses of the receivable portfolio determined on the basis of historical experience, current information, and forecasts of future economic conditions. In developing the estimate for expected credit losses, accounts receivable is segmented into pools of assets depending on market (China versus international) and delinquency status, and fixed reserve percentages are established for each pool of accounts receivables. To determine the reserve percentages for each pool of accounts receivables, the Company considers its historical experience with certain customers and customer types, regulatory and legal environments, country and political risk, and other relevant current and future forecasted macroeconomic factors. These credit risk indicators are monitored on a quarterly basis to determine whether there are any changes in the economic environment that would indicate the established reserve percentages should be adjusted and are considered on a regional basis to reflect more geographic-specific metrics. Please refer to Note 4 - Revenue, for the summary of the movement in the allowance for current expected credit losses.
Additionally, write-offs and recoveries of customer receivables are tracked against collections on a quarterly basis to determine whether the reserve percentages remain appropriate. When management becomes aware of certain customer-specific factors that impact credit risk, specific allowances for these known troubled accounts are recorded. Accounts receivables are written off after all reasonable means to collect the full amount (including litigation, where appropriate) are exhausted. For the fiscal years ended March 31, 2026, 2025 and 2024, write-offs and recoveries of customer receivables were immaterial to the consolidated financial statements.
The Company recognizes an allowance for losses on contract assets based on a similar approach used for receivables under the current expected credit loss model. As of March 31, 2026 and 2025, the loss allowance for contract assets was immaterial.
The timing of revenue recognition may differ from the timing of invoicing to customers. When revenue recognized exceeds the amount billed to the customer, the Company records a contract asset. Contract assets are transferred to accounts receivable when the right to invoice becomes unconditional.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods.
The Company has elected to exclude potential future royalty receipts from the disclosure of remaining performance obligations. In certain arrangements, the Company’s right to consideration may not correspond directly with the performance of obligations.
In the absence of sufficient information, where the timing of satisfaction of the remaining performance obligations is dependent on a customer’s action, the transaction price allocated to such performance obligation is included in the more than 2 years category unless the contract or option expiration aligns with an earlier period or category.

Share-based Compensation
Share-based Compensation
Restricted share units (“RSU”) were granted to employees, certain of our executive officers, and non-executive directors of the Company and require continuous service through the vesting date. In connection with the IPO on September 14, 2023, all RSUs previously issued under The Arm Holdings plc All-Employee Plan 2019 (“2019 AEP”), except for those 2019 AEP awards granted to employees of Arm Technology Israel Ltd., the Company’s Israeli subsidiary (“Arm Israel”), The Executive IPO Plan (“2019 EIP”), and Executive Awards previously issued under The Arm Holdings plc RSU Award Plan (“2022 RSU Plan”) were no longer expected to be settled in cash but rather expected to be settled in ordinary shares. This resulted in a change in classification of the RSUs from liability to equity which was accounted for as a modification. The number of RSUs that vest is determined by the achievement of market, performance and service conditions.
The Company expenses share-based compensation over the requisite service period of the awards, which is generally equivalent to the vesting term. Compensation cost is recorded only for those awards expected to vest. Share‑based compensation cost for employees associated with the development of internal-use software is capitalized only to the extent the cost is directly related to the qualifying internal‑use software projects.
The fair value of RSUs is determined on the date of grant for equity-classified awards, and at the end of each reporting period for liability-classified awards, using Monte Carlo simulations or the discounted cash flow approach. The fair value of Phantom Shares, which are subject to continuous service and vest upon meeting certain strategic performance conditions of the Company and are liability-classified, is determined on the date of grant and at the end of each reporting period based on the share price of the Company’s ultimate parent, SoftBank Group Corp. (“SoftBank Group”).
The Company classifies those awards in which the Company has the option, pursuant to the plan terms, and intends to settle in cash or equity, as liability-classified or equity-classified awards, respectively. Certain RSUs are liability-classified and are remeasured at the end of each reporting period through the date of settlement so that the expense recognized for each award is equivalent to the amount to be paid in cash. Changes in the fair value of liability-classified RSUs are recorded in the Consolidated Income Statements over the vesting period of the award. Expense associated with equity-classified RSUs are recognized using the straight-line method over the service period adjusted for estimated forfeitures.
Prior to the IPO, an initial public offering was not considered probable until it has occurred. Accordingly, RSUs that were subject to vesting on the earliest of (1) change of control, (2) initial public offering, or (3) passage of time, were expected to vest and be settled in cash upon the passage of time. For liability-classified awards, the weighted average fair value of the RSUs was measured at each reporting date using the Monte Carlo simulation model or a discounted cash flow approach. Similarly, the fair value for equity-classified awards was measured at the grant date using the discounted cash flow approach.
For the periods prior to the IPO in the fiscal year ended March 31, 2024, the Company used the Monte Carlo simulation model, the income approach and/or market-calibration approach based on comparable publicly traded companies in similar lines of businesses to measure the RSUs. The Monte Carlo simulation model simulates the Company’s equity value at an assumed listing exit event in order to determine the RSU vesting percentage. The model simulates the RSU vesting percentage over numerous iterations, and the average of all iterations is determined to be the fair value of an RSU. The model then discounts the future value of the RSU at the assumed listing exit event date back to the valuation date based on the relevant risk-free interest rate. The Monte Carlo simulation model incorporates various assumptions such as expected stock price volatility until a liquidity event, expected dividend yield, risk-free interest rate, and expected time to complete an initial public offering.
Prior to the IPO, at the grant date of the RSUs, the Company was private and its ordinary shares were not listed on a public stock exchange. Therefore, the Company’s Board of Directors exercised its reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of fair value of the Company’s ordinary shares underlying share-based compensation awards, including:
•contemporaneous independent third-party valuations of ordinary shares;
•financial condition, results of operations, and capital resources;
•the likelihood and timing of achieving a liquidity event, such as an initial public offering or sale of the company, given prevailing market conditions;
•the lack of marketability of ordinary shares;
•estimates of future financial performance;
•market performance and valuations of comparable companies;
•the hiring or loss of key personnel;
•the status of the Company’s development, product introduction, and sales efforts;
•industry outlook and other information, such as market growth and volume and macro-economic events; and
•additional objective and subjective factors relating to the Company’s business.
To determine the fair value of ordinary shares, the Company first estimated the enterprise value and then allocated that enterprise value to ordinary shares and ordinary share equivalents. The Company’s enterprise value was estimated using the income and market-calibration approaches.
The income approach estimates enterprise value based on the estimated present value of future cash flows the business is expected to generate over its remaining life. The estimated present value is calculated using a discount rate reflective of the risks associated with an investment in a similar company in a similar industry or having a similar history of revenue growth. For each valuation, the Company prepared a financial forecast to be used in the computation of the value of invested capital for both the income approach and market-calibration approach. The financial forecast considered the Company’s past results and expected future financial performance. The risk associated with achieving this forecast was assessed in selecting the appropriate discount rate. There is inherent uncertainty in these estimates as the assumptions used are highly subjective and subject to changes as a result of new operating data and economic and other conditions that impact the business.
The market-calibration approach analyzes the percent change in the enterprise values of peer companies between the prior valuation date and the current valuation date. Based on the observed market movement in the enterprise values of peer companies, a market movement factor is selected to represent the potential shift in enterprise value between the prior valuation date and the current valuation date. The selected market movement factor is applied to the indicated value as of the prior valuation date.
Monte Carlo simulations incorporate highly subjective assumptions, such as stock price volatility and expected volatility until a liquidity event. Changes in highly subjective assumptions could significantly impact share-based compensation cost. Since the Company’s ordinary shares were not publicly traded, the computation of expected volatility was based on the average of historical and implied volatilities over the expected term of the awards of a representative peer group of publicly traded entities. Other assumptions included expected term, risk-free interest rate and dividend yield. The risk-free interest rate was based on zero-coupon U.S. Treasury bond rates corresponding to the expected term of the awards. Dividend assumptions were based on historical experience.
The Company estimates forfeitures based on employee level, economic conditions, time remaining to vest and historical forfeiture experience.
The Company estimates the fair value of shares to be issued under the Company’s employee stock purchase plan (the “ESPP”), using the Black-Scholes model at the commencement of an offering period in March and September of each year. Stock-based compensation for the ESPP is expensed using a straight-line method over the requisite service period.

Cost of Sales
Cost of Sales
Cost of sales expenses consist primarily of employee-related expenses and project costs associated with professional services and the provision of support and maintenance to customers, along with expenses related to license development services revenue, amortization of developed technology, and allocated overhead. Employee-related expenses include salaries, bonuses, share-based compensation, associated benefits, and employer taxes.

Research and Development
Research and Development
Research and development expenses consist primarily of employee-related expenses, including salaries, bonuses, share-based compensation, associated benefits, and employer taxes associated with employees in research and development functions, along with project materials costs, third-party fees paid to consultants, depreciation and amortization, allocated overhead, and other development expenses.

Selling, General and Administrative
Selling, General and Administrative
Selling, general and administrative expenses consist primarily of employee-related expenses, including salaries, bonuses, share-based compensation, associated benefits, and employer taxes associated with employees in sales and marketing, along with corporate and administrative functions, including accounting and legal professional services fees, depreciation and amortization, advertising expenses, allocated overhead, and other corporate-related expenses.

Disposal, Restructuring and other Operating Expenses, Net
Disposal, Restructuring and Other Operating Expenses, Net
Disposal expenses consist primarily of transaction costs, such as legal and professional fees, relating to various disposal activities.
Restructuring and other operating expenses consist primarily of employee termination benefits. Recognition of costs for employee termination benefits depends on whether employees are required to render service beyond a minimum retention period in order to receive the termination benefits. If employees are required to render service beyond a minimum retention period in order to receive the termination benefits, costs are recognized ratably over the applicable future service period. Otherwise, costs are recognized when the Company has committed to a restructuring plan and has communicated those actions to employees. Employee termination benefits covered by existing benefit arrangements are recognized when the Company has committed to a restructuring plan and the termination benefits are probable and estimable.

Government Incentives
Government Incentives
The Company receives refundable tax credits to compensate for its research activities. In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-10, which establishes the accounting and presentation guidance for such government incentives received by business entities. As of March 31, 2026, the Company has not yet adopted ASU 2025-10. ASU 2025-10 is effective for the Company’s fiscal year ending March 31, 2030. Until the Company adopts ASU 2025-10, the Company follows interpretative guidance issued and commonly applied by financial statement preparers that allows for the selection of accounting policies amongst acceptable alternatives. Based on facts and circumstances, the Company determined it most appropriate to account for the government incentive by analogy to International Accounting Standards 20, Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).
Under the provisions of IAS 20, a government grant is recognized when there is reasonable assurance the Company will meet the terms for receiving and realizing the benefit. IAS 20 does not define “reasonable assurance,” however, based on certain interpretations, it is analogous to “probable” as defined under GAAP, which is the definition the Company has applied. Under IAS 20, government grants are recognized in earnings on a systematic basis over the periods in which the Company recognizes the related (i.e. qualified) expenses. Further, IAS 20 permits for the recognition in earnings either separately under a general heading such as other income, or as a reduction of the related expenses. The Company has elected to recognize the benefit as a reduction of the related expenses in research and development in the Consolidated Income Statements.
Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.
Valuation allowances are established when necessary to reduce deferred tax assets to the net amount that is more likely than not to be realized. In assessing the need for a valuation allowance, all available evidence is considered, both positive and negative, including historical levels of income, estimates of future taxable income, and the feasibility of tax planning strategies. The Company regularly assesses the need for a valuation allowance. If there is a change in the determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted to income tax expense in the period in which such determination is made.
The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not that the tax position is sustainable upon examination by the taxing authority, based solely on its technical merits. The tax benefit recognized is measured as the largest amount of benefit that is more than 50% likely to be realized upon settlement with the taxing authority. Interest and penalties related to unrecognized tax benefits are recognized within income tax expense.

Net Income (Loss) Per Share Attributable to Ordinary Shareholders
Net Income (Loss) Per Share Attributable to Ordinary Shareholders
Basic income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares and potentially dilutive ordinary shares outstanding during the period. Potentially dilutive ordinary shares whose effect would have been antidilutive are excluded from the computation of diluted earnings per ordinary share.

Recent Accounting Pronouncements
Recently adopted accounting pronouncements
Income Taxes (Topic 740), Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The Company adopted ASU 2023-09 prospectively in the annual financial statements for the fiscal year ended March 31, 2026. See Note 16 - Income Taxes for further information.
Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40) – Targeted Improvements to the Accounting for Internal-Use Software: In September 2025, the FASB issued ASU 2025-06, which amends certain aspects of the accounting for and disclosure of software costs under Accounting Standards Codification 350-40, Internal-Use Software. ASU 2025-06, which can be applied prospectively, retrospectively, or with a modified transition approach, is effective for the Company’s fiscal year ending March 31, 2029, and interim periods in the same annual reporting period. Early adoption is permitted. The Company adopted ASU 2025-06 prospectively in the annual financial statements for the fiscal year ended March 31, 2026. The adoption of ASU 2025-06 did not have a material impact on the Company’s consolidated financial statements.
Recently issued accounting pronouncements not yet adopted
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses: In November 2024, the FASB issued ASU 2024-03, which requires incremental disclosures to disaggregate income statement expense items. In January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date, which revised the effective date of ASU No. 2024-03 for interim periods. ASU 2024-03 and ASU 2025-01 are effective for the Company’s fiscal year ending March 31, 2028, and interim periods within our fiscal years beginning after April 1, 2028. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2024-03 and ASU 2025-01 on its consolidated financial statements and disclosures.
Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses for Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient to measure credit losses on current accounts receivable and current contract assets under Accounting Standards Codification 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. ASU 2025-05 is effective for the Company’s fiscal year ending March 31, 2027, and interim periods in the same annual reporting period. Early adoption is permitted. The Company does not believe the adoption of ASU 2025-05 will have a material impact on its financial statements and disclosures. The Company will adopt this standard for the fiscal year beginning April 1, 2026.
Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606) – Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract: In September 2025, the FASB issued ASU 2025-07, which refines the scope for derivatives to clarify which contracts are subject to derivative accounting and clarifies share-based noncash consideration from a customer in a revenue contract. ASU 2025-07, which can be applied prospectively or with a modified transition approach, is effective for the Company’s fiscal year ending March 31, 2028, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-07 on its consolidated financial statements.
Derivatives and Hedging (Topic 815) – Hedge Accounting Improvements: In November 2025, the FASB issued ASU 2025-09, which refines hedge accounting to more closely align an entity’s financial reporting with the economics of risk management activities, including expanded eligibility to hedge groups of forecasted transactions, introduces a new model for “choose-your-rate” debt instruments, and certain changes that avoid automatic redesignation when the hedged risk is revised if effectiveness is maintained. ASU 2025-09, which has to be applied prospectively for all hedging relationships, is effective for the Company’s fiscal year ending March 31, 2028, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-09 on its consolidated financial statements.
Government Grants (Topic 832) – Accounting for Government Grants Received by Business Entities: In December 2025, the FASB issued ASU 2025-10, which establishes the accounting and presentation guidance for government grants received by business entities. ASU 2025-10, which can be applied modified prospectively, modified retrospectively, or retrospectively, is effective for the Company’s fiscal year ending March 31, 2030, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-10 on its consolidated financial statements.
Interim Reporting (Topic 270) – Narrow-Scope Improvements: In December 2025, the FASB issued ASU 2025-11, which clarifies when ASC 270 applies and adds a comprehensive list of interim disclosure requirements from other Codification topics. The ASU 2025-11 also introduces a disclosure principle requiring entities to disclose events since the last annual period that have a material impact, and specifies the form and content of condensed interim financial statements. ASU 2025-11, which can be applied prospectively or retrospectively to any or all prior periods presented, is effective for the Company’s fiscal year ending March 31, 2029, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its consolidated financial statements.